Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Schedule of Transactions

Millions of euros
2016	BBVA	La Caixa
Finance costs	36	2
Receipt of services	5	4
Purchase of goods	—	65
Other expenses	1	—
Total costs	42	71
Finance income	22	—
Contracts of management	1	—
Dividends received	15	N/A
Services rendered	40	66
Sale of goods	3	42
Other income	11	—
Total revenue	92	108
Finance arrangements: loans and capital contributions (borrower)	396	45
Finance arrangements: loans and capital contributions (lender)	—	10
Guarantees	314	50
Commitments	—	84
Finance arrangements: loans and capital contributions (lessee)	244	203
Dividends	243	185
Factoring operations	533	250
A summary of significant transactions between the Telefónica Group and the companies of BBVA and those of la Caixa, carried out at market prices, is as follows:

Millions of euros
2017	BBVA	La Caixa
Finance costs	35	5
Receipt of services	2	9
Purchase of goods	—	56
Other expenses	7	—
Total costs	44	70
Finance income	28	—
Contracts of management	1	—
Dividends received(1)	11	N/A
Services rendered	38	71
Sale of goods	4	43
Other income	—	—
Total revenue	82	114
Finance arrangements: loans and capital contributions (borrower)	1,038	292
Finance arrangements: loans and capital contributions (lender)	—	14
Guarantees	222	51
Commitments	—	85
Finance arrangements: loans and capital contributions (lessee)	1,209	414
Dividends paid	128	104
Factoring operations	—	250
(1) At December 31, 2017, Telefónica holds a 0.66% stake (0.67% at December 31, 2016) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 13.1).